GS Mortgage-Backed Securities Trust 2021-RPL2 ABS-15G

Exhibit 99.1 Schedule 7

Unique Loan ID	Overall Event	Final Credit Event	Credit Exceptions	Credit Comments	Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	Purpose at origination	Occupancy at origination	LTV Original (Calculated)	LTV Combined Orig (Calculated)	Debt (Back) Ratio From 1008
11000007	3	3	[3] Land Only [2] Subject is Unique Property		2	[2] Evidence of Single Premium Credit Insurance With Disclosure [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing				Cashout Refi	Owner Occ	53.93	53.93	38
11000008	3	3	[3] Appraisal Missing [3] Credit Report Missing [3] Missing Title Evidence [3] Missing Initial Application		2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing [2] State - Missing Interest Rate Disclsoure [2] State - Missing Application Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Borrower's Choice of Attorney Disclosure				Cashout Refi	Investment Property	19.59	19.59	47
11000009	3	3	[3] Credit Report Missing [3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] State - Missing Mortgage Consumer Disclosure [2] State - Missing Commitment Letter [2] State - Missing Rate Lock [2] State - Missing Application Disclosure [2] State - Missing Freedom to Choose / Anti-Coercion Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing				Cashout Refi	Owner Occ	49.39	49.39	36
11002076	3	3	[3] Credit Report Missing [3] Missing Initial Application		3	[3] State Grace Period Below Minimum [2] Affiliated Business Doc Missing [2] State - Missing KY Fair Housing Law Disclosure [2] State - Missing Notice of Choice of Agent or Insurer [2] State - Missing Commitment Letter [2] State - Missing KY Notification to New Homeowners [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Advance Fee disclosure [2] State - Agency Disclosure [2] Initial TIL Missing [2] Initial GFE Date not within 3 days of Initial Application Date	Grace period of 7 days is below minimum of 10 days for state Kentucky.			Cashout Refi	Owner Occ	71.51	71.51	62
11002077	3	3	[3] Credit Report Missing [3] Missing Initial Application [3] Land Only [2] Subject is Unique Property		3	[3] ROR Missing [2] Initial GFE Date not within 3 days of Initial Application Date [2] Credit Score Disclosure Not Present [2] State - Missing Anti-Coercion Notice [2] State - Missing Purchase Money Borrower Notification Dislcosure [2] State - Missing Oral Agreement Notice [2] Initial TIL Missing			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	49.37	49.37	70
11002078	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	29.15	29.15	53
11002079	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Application Disclosure [2] State - Missing MD No Escrow Account Disclosure [2] State - Missing Right to Choose Attorney or Title Insurance Company [2] State - Missing Net Tangible Benefit Worksheet [2] Initial TIL Missing	Finance charges under disclosed by $474.82 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	85	85	43.03
11002080	3	3	[3] Final Application Missing		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Interest Rate Disclsoure [2] State - Missing Insurance Disclsoure [2] State - Missing Application Disclosure [2] State - Missing Notice of Expiration of Loan Commitment [2] State - Missing Prevailing Commitment Disclosure [2] State - Missing Affidavit of Compliance / Smoke Alarm [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Borrower's Choice of Attorney Disclosure [2] State - Missing Fair Credit Reporting Act Notice [2] Initial GFE Missing [2] Initial TIL Missing	Finance charges under disclosed by $1106.39 which exceeds the $100 tolerance for purchase transactions. TIL Itemization did not disclose the modification fee of $175, the courier fee of $20, the closing attorney fee of $575, the assignment fee of $50, or the recording service fee of $285 as prepaid finance charges.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	79.98	79.98	35
11002081	3	3	[3] Final Application Missing		2	[2] State - Missing Borrower Information Document [2] State - Missing Application Disclosure Statement [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Escrow Account Disclosure Agreement [2] State - Missing Commitment Letter				Cashout Refi	Owner Occ	88.55	88.55	44
11002082	3	3	[3] MI Missing	Case Query results provided indicate UFMIP was paid, FHA loan, missing MIC.	2	[2] State - Missing Guarantee Of Loan Program [2] State - Missing Wet Settlement / Delivery of Net Proceeds Authorization [2] State - Missing Licensee Information or Affidavit of Exemption				Cashout Refi	Owner Occ	88.17	88.17	37.68
11002083	3	3	[3] Final Application Missing [3] Credit Report Missing [3] MI Missing [3] Missing Initial Application	Case Query results are not provided to indicate if UFMIP was paid, FHA loan, missing MIC.	3	[3] HUD-1 Incomplete [3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Consumer Disclosure Statement [2] State - Missing Notice of Choice of Agent or Insurer [2] State - Missing Tax Escrow Notice / Election of Property Tax Payment Method [2] Initial GFE Missing [2] Initial TIL Missing [2] State - Missing Commitment Letter [2] Credit Score Disclosure Not Present	Final HUD incomplete due to missing Page 1. Finance charges under disclosed by $38.36 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.	YES	APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	95	95	33.15
11002084	3	3	[3] Final Application Missing [3] MI Missing [3] Missing Initial Application	Case Query results are not provided to indicate if UFMIP was paid, FHA loan, missing MIC.	3	[3] TIL Incomplete [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Pre-Application Dislcosure [2] State - Missing Notice of Material Change of Mortgage Loan Terms [2] State - Missing Lock In Agreement	Final TIL is incomplete due to missing borrowers signature or initials.	NO		Purchase	Owner Occ	97	97
11002412	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] Evidence of Single Premium Credit Insurance With Disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	82.06	82.06	48
11002836	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Initial TIL Missing				Cashout Refi	Owner Occ	82.43	82.43	56
11003290	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] State - Missing Oral Agreements Notice on the Note [2] State - Missing Interest Reduction Fee Disclosure [2] State - Missing Acknowledgment of Receipt of Copies of Signed Loan Documents [2] State - Missing Loan Brokerage Agreement [2] State - Missing Notice to Consumer [2] Initial TIL Missing				Cashout Refi	Owner Occ	87.12	87.12	59
11003130	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Application Disclosure [2] State - Missing Rate Lock [2] Initial TIL Missing				Cashout Refi	Owner Occ	86.11	86.11	37
11002437	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [2] Combined Orig LTV >100%		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] State - Missing Borrower Information Document [2] State - Mising Illinois Mortgage Escrow Act Disclosure [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Escrow Account Disclosure Agreement [2] Initial TIL Missing				Cashout Refi	Owner Occ	102.1	102.1	67
11003244	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [2] Combined Orig LTV >100%		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] State - Missing Borrower Information Document [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Commitment Letter [2] Initial TIL Missing				Cashout Refi	Owner Occ	103.82	103.82
11002142	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Evidence of Single Premium Credit Insurance With Disclosure [2] State - Missing Commitment Letter [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Lock In Disclosure [2] State - Missing Choice of Settlement Agent Disclosure [2] State - Missing Appraisal Notice [2] State - Missing Agent's Certification As to the Validity of Power of Attorney and Agent's Authority [2] Initial TIL Missing	Evidence of credit life insurance with a monthly payment of $150 and annual premium of $1,800. Insurance is optional.			Cashout Refi	Owner Occ	90.97	90.97
11002693	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] State - Missing Anti-Coercion Notice [2] Initial TIL Missing				Cashout Refi	Owner Occ	79.75	79.75
11003048	3	3	[3] Credit Report Missing [3] P&I stated and calculated exceeds tolerance 0.05 [3] Missing Initial Application [2] Combined Orig LTV >100%		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Closing Statement [2] State - Missing Schedule of Loan Charges [2] Initial TIL Missing				Cashout Refi	Owner Occ	100.47	100.47
11002890	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] Evidence of Single Premium Credit Insurance With Disclosure [2] State - Missing Right to Choose Insurance Provider [2] Initial TIL Missing	Evidence of credit life insurance with a monthly payment of $54.21 and annual premium of $646.65. Insurance is optional; Evidence of credit life insurance with a monthly payment of $32.81 and annual premium of $393.44. Insurance is optional; Evidence of credit life insurance with a monthly payment of $30.18 and annual premium of $361.94. Insurance is optional.			Cashout Refi	Owner Occ	81.52	81.52
11002732	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Agency to Receive Borrower Complaints [2] Initial TIL Missing				Cashout Refi	Owner Occ	98.71	98.71
11003267	3	3	[3] Credit Report Missing [3] Missing Initial Application [2] Combined Orig LTV >100%		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing				Cashout Refi	Owner Occ	100.26	100.26
11003155	3	3	[3] Missing Title Evidence [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Mortgage Consumer Disclosure [2] State - Missing Commitment Letter [2] State - Missing Application Disclosure [2] State - Missing Freedom to Choose / Anti-Coercion Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	32.5	32.5
11002435	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [2] Combined Orig LTV >100%		2	[2] State - Missing Consumer Caution and Counseling Disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	104.68	104.68
11003049	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Evidence of Single Premium Credit Insurance With Disclosure [2] State - Missing Mortgage Broker Agreement [2] State - Missing Commitment Letter [2] State - Missing Consumer Disclosure Statement [2] State - Missing Application Disclosure [2] State - Missing Notice of Choice of Agent or Insurer [2] Initial TIL Missing	Evidence of single involuntary unemployment insurance with a monthly payment of $53.08 and annual premium of $637.01. Insurance is optional.			Cashout Refi	Owner Occ	90.91	90.91
11003242	3	3	[3] Credit Report Missing [3] Mortgage/DOT Incomplete [3] Note Incomplete [3] Missing Initial Application	Mortgage incomplete due to not reflecting a house number for the property. Note incomplete due to not reflecting a house number for the property.	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] State - Missing Anti-Coercion Notice [2] Missing WV Net Tangible Benefit Worksheet [2] State - Missing Tangible Net Benefit Disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	98.03	98.03
11002694	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing				Cashout Refi	Owner Occ	83.49	83.49
11002296	3	3	[3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Evidence of Single Premium Credit Insurance With Disclosure [2] State - Missing Insurance Disclosure [2] State - Missing Application Disclosure [2] State - Missing Initial Tax Authorization Notice [2] Initial TIL Missing	Evidence of credit life insurance with a monthly payment of $46.50 and annual premium of $558. Insurance is optional.			Cashout Refi	Owner Occ	59.92	59.92
11003069	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing [2] State - Missing Right to Choose Insurance Provider [2] State - Missing Rate Lock [2] State - Missing Licensee Name Number and NMLS Unique Identifier on the application				Cashout Refi	Owner Occ	83.22	83.22	17.776
11002399	3	3	[3] Credit Report Missing		2	[2] State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement [2] State - Missing Mortgage Loan Origination Dislcosure [2] State - Missing Attorney General Information Statement [2] State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement [2] State - Missing Statutory Authority Disclosure [2] State - Missing Closing Statement / Closing Disclosure				Rate/Term Refi	Owner Occ	56.7	75.46	35.99
11002322	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Affiliated Business Doc Missing	Finance charges under disclosed by $ 50.02 which exceeds the $35.00 tolerance for refinance transactions. TIL Itemization did not disclose a $25 closing service letter or $25 certified funds fee as prepaid finance charges.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	75	75	49
11002573	3	1			3	[3] Rescission Period under 3 days [2] Credit Score Disclosure Not Present [2] HMDA-reportable rate spread (1/1/04-10/1/09)	ROR executed by borrowers 8/XX/2007 with expiration of rescission period noted as 09/XX/2007, only providing the borrower with a 2 day rescission period.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	74.89	74.89	45.39
11002374	3	3	[3] Missing Initial Application		3	[3] State Late Charge Not Standard [3] State Grace Period Below Minimum [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing [2] Credit Score Disclosure Not Present	Grace period of 10 days below 15 day minimum allowed for state of Mississippi. Late charge fee greater of 6% or $29 exceeds the max allowed of 4% for the state of Mississippi.			Cashout Refi	Owner Occ	94.62	94.62	42.32
11002924	2	1			2	[2] Initial TIL Missing				Cashout Refi	Owner Occ	90	90	40.17
11003112	3	3	[3] Credit Report Missing [3] Missing Initial Application	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)
[2] Credit Score Disclosure Not Present
[2] State - Missing MD Finance Agreement
[2] State - Missing Application Disclosure
[2] State - Missing Home Buyers Property Tax Payment Option
[2] State - Missing MD No Escrow Account Disclosure
[2] State - Missing Right to Choose Attorney or Title Insurance Company
[2] State - Missing Licensee Information or Affidavit of Exemption
[2] State - Missing Net Tangible Benefit Worksheet
[2] State - Missing Written Acknowledgement of Delivery of the Note
[2] State - Missing Credit Grantor Election
						[2] Initial TIL Missing				Cashout Refi	Owner Occ	84.92	84.92
11002139	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Appraisal Incomplete [3] Missing Initial Application [2] Combined Orig LTV >100%	Appraisal incomplete due to missing recertification of value. Appraisal report dated 10/13/2007, loan originated 7/XX/2008.	3	[3] Rescission Period under 3 days [2] State - Missing Consumer Disclosure Statement [2] State - Missing Application Disclosure [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	ROR executed by borrowers on 7/XX/2008 with expiration of rescission period noted as 7/XX/2008, however, mortgage reflects a notary date of 7/XX/2008.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	102.16	102.16	55
11003268	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing				Cashout Refi	Owner Occ	92.13	92.13	71
11002175	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Date not within 3 days of Initial Application Date [2] Credit Score Disclosure Not Present [2] State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement [2] State - Missing Anti-Discrimination Notice [2] State - Missing Attorney General Information Statement [2] State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement [2] State - Missing Statutory Authority Disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	95.8	95.8	64
11002514	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [2] Subject is Unique Property	Per appraisal dated 5/17/2008 subject property is classified as a rowhouse.	3	[3] HUD-1 Missing [2] Initial TIL Missing		YES		Cashout Refi	Owner Occ	98.66	98.66
11002806	3	3	[3] Final Application Missing		2	[2] State - Missing Rate Lock [2] State - Missing Licensee Name Number and NMLS Unique Identifier on the application [2] Initial TIL Missing				Cashout Refi	Owner Occ	85	85	40.94
11002154	3	3	[3] Final Application Missing [3] Credit Report Incomplete	Credit report incomplete, due to missing lenders entity information.	3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Affiliated Business Doc Missing [2] State - Missing Commitment Letter [2] State - Missing Rate Lock [2] Initial TIL Missing [2] Initial GFE Date not within 3 days of Initial Application Date	Finance charges under disclosed by $100.57 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	81.09	95.23	35.4